INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Advances from customers	$ 2,865,437	$ 1,074,463	$ 1,007,301
Deferred revenue and advances from customers	$ 2,865,437	$ 1,074,463	$ 1,007,301